Non-controlling Interests (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Non-controlling Interests
Beginning Balance	$ (3,031,675)	$ (2,712,752)
Proportionate shares of net loss	(18,416)	(323,515)
Disposal discontinued operations	3,050,603	0
Foreign currency translation adjustment	(512)	4,592
Total	$ 0	$ (3,031,675)